Refund Liabilities	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Refund Liabilities
12. REFUND LIABILITIES

	December 31
	2018	2019
	US$	US$
Refund liabilities (Note 5 )	2,093	2,260

Estimated sales returns and other allowances
are
made and adjusted based on historical experience and the consideration of varying contractual terms.
The changes in the refund liabilities are summarized as follows:

	Year Ended December 31
	2018	2019
	US$	US$
Refund liabilities
Balance, beginning of year	1,432	2,093
Additions	4,908	5,076
Actual sales return and discount	(4,247)	(4,909)

Balance, end of year	2,093	2,260